Digital Currencies and Derivative Asset - Schedule of holdings of digital currencies (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Sep. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Mar. 31, 2024
Finite-Lived Intangible Assets [Line Items]
Digital currencies	$ 42,101		$ 181,146
Bitcoin [Member]
Finite-Lived Intangible Assets [Line Items]
Digital currencies	41,914	$ 23,832	180,741	$ 260,435	$ 164,860	$ 161,258
Other currencies [Member]
Finite-Lived Intangible Assets [Line Items]
Digital currencies	$ 187		$ 405